Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (12,550,493)	$ (14,123,107)	$ (18,105,315)	$ (7,917,853)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	60,058	15,412	21,360	12,241
Stock-based compensation	3,459,992	2,966,603	4,463,695	604,976
Restricted stock issued for services			1,958,450	0
Change in fair value of warrants	0	(19,807)	(19,807)	(475,422)
Issuance of restricted common stock for services	164,000	1,958,450
Amortization and accretion related to notes payable	337,151	0
Increase (decrease) in operating assets and liabilities:
Grant receivable	757,562	(48,974)	(673,218)	(84,344)
Other receivables	0	2,275	2,275	28,316
Prepaid expenses and other	122,522	(191,619)	(199,377)	(117,004)
Accounts payable	(2,476,130)	749,258	1,631,305	1,246,270
Accrued clinical operations and site costs	275,105	(120,913)	(103,069)	(279,413)
Related party liabilities			332,374	(789,014)
Accrued compensation	77,437	258,732
Other accrued expenses	150,487	636,358	166,145	109,228
Net cash used in operating activities	(9,622,309)	(7,917,332)	(10,525,182)	(7,662,019)
Investing activities
Purchases of property and equipment	(412,498)	(68,279)	(78,416)	(44,807)
Proceeds from acquisition of Telik, Inc.			0	1,497,283
Net cash used in investing activities	(412,498)	(68,279)	(78,416)	1,452,476
Financing activities
Issuances of common stock, net of issuance costs	4,610,324	0	10,709,740	2,884,333
Issuances of preferred stock, net of issuance costs	8,572,343	11,046,348	2,500,000	2,973,655
Proceeds from exercise of MabVax Series B warrant			0	1,942
Proceeds from exercise of MabVax Series C-1 warrants			0	1,472,502
Proceeds from exercise of stock options	0	800	800	0
Principal payments on short-term note	(106,405)	0
Principal payments on capital lease	(6,504)	0
Purchase of vested employee stock in connection with tax withholding obligation	(177,823)	0
Net cash provided by financing activities	12,891,935	11,047,148	13,210,540	7,332,432
Net change in cash and cash equivalents	2,857,128	3,061,537	2,606,942	1,122,889
Cash and cash equivalents at beginning of period	4,084,085	1,477,143	1,477,143	354,254
Cash and cash equivalents at end of period	6,941,213	4,538,680	4,084,085	1,477,143
Supplemental disclosure:
Cash paid during the period for income taxes	24,626	1,600	1,600	800
Supplemental disclosures of non-cash investing and financing information:
Capital lease in connection with purchases of equipment	95,656	0
Purchase of equipment in accounts payable	82,006
Deemed dividend on beneficial conversion feature for preferred stock	0	17,852,921	17,852,921	2,214,911
Accretion of redemption value for Series A-1 and B preferred stock	0	93,234		444,992
Conversion of Series A-1 redeemable preferred stock into common stock	0	162,968	162,968	0
Conversion of Series C preferred stock to common stock	0	966	966	224
Conversion of Series B preferred stock to common stock	0	160,380
Exchange of Series A-1 preferred stock and warrants into common stock and Series D preferred stock	0	13,111,280	160,380	12,527,124
Conversion of Series D preferred stock to common stock	7,974	467	467	0
Exchange of Series B preferred stock and warrants into common stock and Series D preferred stock	0	10,451,784
Conversion of common stock to Series C preferred stock				1,190
Fair value of warrants issued	607,338	0
Warrants exercised to purchase common stock on a cashless basis	0	12,198	12,198	4,887
Issuance of common stock for accounts payable			0	240,000
Conversion of Series C-1 redeemable preferred stock into Series A-1 preferred stock			0	6,807,388
Goodwill on acquisition of Telik, Inc.			0	6,826,003
Warrant liability upon acquisition of Telik, Inc.			0	567,885
Acquisition of MabVax Therapeutics Holdings in relation to the merger			0	4,705,726
Elimination of warrant liability in exchange transaction	0	72,656	72,656	0
Financing transaction not yet paid	$ 2,500	$ 586,608	36,570	0
Property and equipment accrued in accounts payable			$ 21,376